Time charters acquired (Tables)	6 Months Ended
Jun. 30, 2017
Amortization of above-market acquired time charter contract to revenues
Time charters acquired:
Period/Year ending December 31,	Amount
2017	3,653
2018	5,267
Total	$8,920